Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in provision
Beginning balance	R$ 613,933	R$ 609,007
Additions	3,594	13,174
Additions through business combination	1,231
Reversals	(5,580)	(13,829)
Interest	34,300	13,297
Total effect on the result	32,314	12,642
Payments	(628)	(7,716)
Ending balance	646,850	613,933
Reconciliation with profit or loss for the period
Finance expense	(34,300)	(13,297)
General and administrative expenses	(3,594)	(13,174)
General and administrative expenses	5,580	13,829
Addition (Total)	(3,594)	(13,174)
Reversal (Total)	5,580	13,829
Interest (Total)	(34,300)	(13,297)
Tax proceedings (i)
Changes in provision
Beginning balance	575,724	557,783
Additions	16	10,651
Additions through business combination
Reversals	(262)	(4,189)
Interest	31,623	11,479
Total effect on the result	31,377	17,941
Payments	(17)
Ending balance	607,084	575,724
Reconciliation with profit or loss for the period
Addition (Total)	(16)	(10,651)
Reversal (Total)	262	4,189
Interest (Total)	(31,623)	(11,479)
Labor proceedings (ii)
Changes in provision
Beginning balance	37,896	51,193
Additions	3,468	2,093
Additions through business combination
Reversals	(5,294)	(9,538)
Interest	2,636	1,805
Total effect on the result	810	(5,640)
Payments	(547)	(7,657)
Ending balance	38,159	37,896
Reconciliation with profit or loss for the period
Addition (Total)	(3,468)	(2,093)
Reversal (Total)	5,294	9,538
Interest (Total)	(2,636)	(1,805)
Civil proceedings
Changes in provision
Beginning balance	313	31
Additions	110	430
Additions through business combination	1,231
Reversals	(24)	(102)
Interest	41	13
Total effect on the result	127	341
Payments	(64)	(59)
Ending balance	1,607	313
Reconciliation with profit or loss for the period
Addition (Total)	(110)	(430)
Reversal (Total)	24	102
Interest (Total)	R$ (41)	R$ (13)